Proposed Public Offering - Additional Information (Details) - IPO [Member]	Feb. 25, 2026 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	7,500,000
Sale of Stock, Price Per Share | $ / shares	$ 10